Infrareit Acquisition (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Infrareit Acquisition [Abstract]
Total Purchase Price Paid

Purchase of outstanding InfraREIT shares and units	$1,275
Certain transaction costs of InfraREIT paid by Oncor (a)	49
Total purchase price paid	$1,324

__________________

(b)

Represents certain transaction costs incurred by InfraREIT in connection with the transaction and paid by Oncor, including a $40 million management termination fee payable to an affiliate of Hunt Consolidated, Inc.

Purchase of outstanding InfraREIT shares and units	$1,275
Certain transaction costs of InfraREIT paid by Oncor (a)	49
Total purchase price paid	$1,324

________________

Represents certain transaction costs incurred by InfraREIT in connection with the transaction and paid by Oncor, including a $40 million management termination fee payable to an affiliate of Hunt Consolidated, Inc.

Assets And Liabilities Assumed

Purchase price allocation is as follows:
As of May 16, 2019
Assets acquired:
Current assets	$45
Property, plant and equipment - net	1,800
Goodwill	676
Regulatory assets	16
Other noncurrent assets	10
Total assets acquired	2,547

Liabilities assumed:
Short-term debt	115
Other current liabilities	24
Regulatory liabilities	148
Liability in lieu of deferred income taxes	97
Long-term debt, including due currently	839
Total liabilities assumed	1,223
Net assets acquired	1,324
Total purchase price paid	$1,324

Pro Forma Information

Three Months Ended March 31,
2019
Oncor Consolidated Pro Forma Revenues	$1,072

	Year Ended December 31,
	2019	2018
Oncor Consolidated Pro Forma Revenues	$4,431	$4,318